Costs of Sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Costs of Sales
Cost of stream sales	$ 43.2	$ 41.3	$ 78.2	$ 81.3
Mineral production taxes	0.6	0.4	1.0	0.9
Mining costs of sales	43.8	41.7	79.2	82.2
Energy costs of sales	3.3	3.8	6.1	6.9
Total costs of sales	$ 47.1	$ 45.5	$ 85.3	$ 89.1